NATURE OF BUSINESS AND GOING CONCERN	12 Months Ended
Mar. 31, 2025
Disclosure of nature of business [abstract]
NATURE OF BUSINESS AND GOING CONCERN [Text Block]

1. NATURE OF BUSINESS AND GOING CONCERN

Zentek Ltd. (the "Company") was incorporated on July 29, 2008 under the laws of the province of Ontario, Canada. The principal business of the Company is to develop opportunities in the graphene and related nano-materials industry based on its intellectual property, patents and Albany graphite. The address of the Company's executive office is 24 Corporate Court, Guelph, Ontario, N1G 5G5, Canada.

The Company is an emerging high-tech nano-graphite and graphene materials company based in Guelph, Ontario, Canada. The current focus is to bring to market innovative products including surgical masks and HVAC filters with the Company's ZenGUARDTM coating, Rapid Detection Point of Care diagnostics tests and continue to develop potential pharmaceutical products based on its patent-pending graphene-based compound.

The business of mining and exploring for minerals involves a high degree of risk and there can be no assurance that current exploration programs will result in profitable mining operations. The recoverability of the carrying value of exploration properties and the Company’s continued existence is dependent upon the preservation of its interest in the underlying properties, the discovery of economically recoverable reserves, the achievement of profitable operations, or the ability of the Company to raise alternative financing, if necessary, or alternatively upon the Company’s ability to dispose of its interests on an advantageous basis. Changes in future conditions could require material write downs of the carrying values.

Although the Company has taken steps to verify title to the properties on which it is conducting exploration and in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title. Property title may be subject to unregistered prior agreements, social licensing requirements and non-compliance with regulatory requirements. The Company’s assets may also be subject to increases in taxes and royalties, renegotiation of contracts, and political uncertainty.

The Company's operating segments are organized into the following reportable segments:

- Intellectual Property Development - Includes manufacturing and distribution of graphene related products.

- Biotech - Includes service revenue generated through aptamer technology.

- Albany Project - Includes the exploration and evaluation asset and mineral exploration activities.

- Unallocated Corporate Costs - Includes corporate activities and certain unallocated costs.

During the year, the Company adopted segment reporting as a result of revenue being recognized in an additional segment. The comparative figures have been restated to reflect the change in segment reporting.

These consolidated financial statements of the Company for the year ended March 31, 2025 were approved and authorised for issue by the Board of Directors on June 26, 2025.

The technology industry presents a high degree of risk and there can be no assurance that the Company's research and development will result in profitable operations. The Company's ability to meet its obligations arising from normal business operations, continue its research and development, and generate future profits is dependent upon its ability to obtain necessary financing. While the Company has been successful at raising funds in the past, there can be no assurance that it will be able to do so in the future. These consolidated financial statements are prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations

As at March 31, 2025, the Company had not yet achieved profitable operations and had an accumulated deficit of $83,853,121 and expects to incur further losses in the development of its business. These events and conditions indicate that a material uncertainty exists that may cast substantial doubt on the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent on obtaining continued financial support, obtaining financing, or generating profitable operations in the future. Management is committed to raising additional capital to meet its obligations; however, additional debt and/or equity financing is subject to the global financial markets and economic conditions.

These consolidated financial statements do not reflect the adjustments to the carrying value of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications that would be necessary if the going concern assumption was not appropriate. Any adjustments necessary to the consolidated financial statements if the Company ceases to be a going concern could be material.